STOCKHOLDERS' EQUITY (Details)	6 Months Ended	8 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Risk free interest rate		2.12%
Expected life		7 years
Dividend yield		0.00%
Volatility		30.00%
Warrant [Member]
Risk free interest rate	1.10%
Expected life	3 years
Dividend yield	0.00%
Volatility	60.00%
Minimum [Member] | Warrant [Member]
Expected life	1 year 6 months
Maximum [Member] | Warrant [Member]
Expected life	10 years